FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		June 30, 2002

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     38

	c.	Information Table Value Total	$ 138,346

		List of Other Included Managers	    None



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FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2002
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                       	    PORTFOLIO      # OF
COMPANY NAME                  CLASS         CUSIP #    	    VALUE          SHARES

ALBERTSON'S                   common        013104104            3,991       131,032
AT&T                          common        001957109            1,110       103,779
BP ADR                        common        055622104            9,250       183,202
CARPENTER TECHNOLOGY          common        144285103            5,006       173,772
CINERGY                       common        172474108            5,628       156,366
CORNING                       common        219350105            1,254       353,112
CROWN CORK & SEAL             common        228255105              599        87,429
DISNEY (WALT)                 common        254687106              442        23,400
DU PONT                       common        263534109            4,333        97,582
EMERSON ELECTRIC              common        291011104            5,204        97,251
EXXON MOBIL                   common        30231G102            1,943        47,481
GENERAL ELECTRIC              common        369604103            3,703       127,459
GENERAL MILLS                 common        370334104            3,914        88,782
GENUINE PARTS                 common        372460105            4,409       126,439
GOODRICH                      common        382388106            4,346       159,082
INGERSOLL-RAND                common        G4776G101            1,942        42,525
INT'L PAPER                   common        460146103            3,514        80,640
JP MORGAN CHASE & CO          common        46625H100              531        15,650
KEYCORP                       common        493267108            5,216       191,051
KEYSPAN                       common        49337W100              608        16,150
KIMBERLY-CLARK                common        494368103            5,353        86,339
LUBRIZOL                      common        549271104            1,057        31,550
MARATHON OIL                  common        565849106            6,377       235,131
MCDONALD'S                    common        580135101            1,394        49,000
MERCK & CO.                   common        589331107            4,772        94,241
MOTOROLA                      common        620076109            3,146       215,611
NAT'L CITY                    common        635405103            6,271       188,594
PACTIV                        common        695257105              607        25,500
PHILIP MORRIS                 common        718154107            4,527       103,629
PHILLIPS PETROLEUM            common        718507106            2,258        38,355
PPG INDUSTRIES                common        693506107            1,876        30,300
SARA LEE                      common        803111103            6,420       311,034
SCHERING-PLOUGH               common        806605101            1,453        59,050
TECO ENERGY                   common        872375100            3,908       157,889
UNITED STATES STEEL           common        912909108            2,603       130,886
V.F. CORP                     common        918204108            7,194       183,475
VERIZON COMMUN                common        92343V104            3,901        97,149
WACHOVIA                      common        929903102            8,290       217,123


TOTAL PORTFOLIO VALUE                                          138,346





(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
